SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 10	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 13	[X]
(Check appropriate box or boxes)

CONGRESSIONAL EFFECT FAMILY OF FUNDS
Exact Name of Registrant as Specified in Charter

420 Lexington Avenue
Suite 601
New York, NY  10170
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  888.523.4233

Eric T. Singer
420 Lexington Avenue
Suite 601
New York, NY  10170
 (Name and Address of Agent for Service)

With copy to:  Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem , NC 27101

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on _______________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE
This Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 9 filed April 30, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on this 14th day of May 2012.

Congressional Effect Fund

By:	/s/ Eric T. Singer
Eric T. Singer, President & Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/Eric T. Singer	May 14, 2012
Eric T. Singer, President **	Date

*	May 14, 2012
Robert J. Cresci, Trustee	Date

*	May 14, 2012
Samuel H. Solomon, Trustee	Date

*	May 14, 2012
Daniel Ripp, Trustee	Date

/s/Larry E. Beaver, Jr.	May 14, 2012
Larry E. Beaver, Jr., Treasurer **	Date

/s/Eric T. Singer	May 14, 2012
* By Eric T. Singer, Attorney-in-Fact	Date

**Mr. Singer is the principal executive officer of the Congressional Effect Family of Funds, and Mr. Beaver is the principal financial officer and principal accounting officer of the Congressional Effect Family of Funds.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase